Long-Term Debt and Credit Facilities - Narrative (Details)		12 Months Ended
	Feb. 28, 2014 USD ($)	May. 31, 2015 USD ($)	May. 31, 2014 USD ($)	May. 31, 2013 USD ($)	Aug. 31, 2014
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 62,500,000.0	$ 17,677,000.000
Extinguishment of debt			2,100,000
Debt issuance cost	$ 6,000,000
Reclassification of losses on hedging activities to interest expense		(3,958,000)	0	$ 0
Interest expense, debt		39,900,000	37,500,000	31,700,000
Unamortized Debt Issuance Expense		716,000	739,000
Corporate Credit Facility
Debt Instrument [Line Items]
Lines of credit facility, available borrowings		$ 484,300,000	851,900,000
Unsecured Debt
Debt Instrument [Line Items]
Debt Instrument, Covenant, Leverage Ratio, Minimum		0
Debt instrument, covenant, leverage ratio, maximum		0
Minimum interest coverage ratio		0
Unsecured Debt | Five Year Unsecured Term Loan Due February 2019
Debt Instrument [Line Items]
Debt term	5 years
Debt Instrument, Face Amount	$ 1,250,000,000.00	$ 1,234,375,000	1,250,000,000
Interest rate at period end		1.94%
Debt instrument, periodic principal payment, minimum		1.25%
Debt instrument, periodic principal payment, maximum		2.50%
Debt instrument, periodic payment terms, principal to be paid prior to balloon payment at maturity, percentage	27.50%
Unamortized Debt Issuance Expense		$ 2,433,000	3,172,000
Unsecured Debt | Five Year Unsecured Term Loan Due February 2019 | LIBOR
Debt Instrument [Line Items]
Variable rate basis	LIBOR
Unsecured Debt | 5 Year Unsecured Term Loan Due September 2017
Debt Instrument [Line Items]
Gains (losses) on extinguishment of debt			(2,100,000)
Line of Credit | Revolving Credit Facility Expiring February 2019
Debt Instrument [Line Items]
Debt term	5 years
Line of credit facility, maximum borrowing capacity	$ 1,000,000,000
Line of Credit | Revolving Credit Facility Expiring February 2019 | LIBOR
Debt Instrument [Line Items]
Interest rate at period end					1.90%
Standby Letters of Credit | Corporate Credit Facility
Debt Instrument [Line Items]
Corporate credit facility - long-term		7,600,000	8,100,000
Maximum | Standby Letters of Credit | Corporate Credit Facility
Debt Instrument [Line Items]
Corporate credit facility - long-term	100,000,000
Line of Credit | Revolving Credit Facility Expiring December 2015
Debt Instrument [Line Items]
Extinguishment of debt	290,000,000
Unsecured Debt | 5 Year Unsecured Term Loan Due September 2017
Debt Instrument [Line Items]
Extinguishment of debt	$ 612,500,000
Interest Rate Swap
Debt Instrument [Line Items]
Derivative, amount of hedged item		$ 500,000,000
Not designated as hedging instrument | Interest Rate Swap
Debt Instrument [Line Items]
Derivative, fixed interest rate		1.52%
Accounts Payable and Accrued Liabilities
Debt Instrument [Line Items]
Cash flow hedge derivative instrument liabilities at fair value		$ 6,200,000
Accounts Payable and Accrued Liabilities | Interest Rate Swap
Debt Instrument [Line Items]
Derivative, Notional Amount		$ 500,000,000	500,000,000
Global Payments Asia Pacific Limited
Debt Instrument [Line Items]
Interest expense			$ 3,300,000	$ 8,400,000
Line of Credit | Corporate Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Covenant, Leverage Ratio, Minimum		0
Debt instrument, covenant, leverage ratio, maximum		0
Minimum interest coverage ratio		0
Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 1,258,700,000
Lines of credit facility, available borrowings		$ 567,500,000
Short term debt, weighted average interest rate		1.50%	1.70%
Repayments of lines of credit		$ 193,200,000
Short-term Debt		592,600,000	$ 440,100,000
Line of credit facility, average outstanding amount		$ 647,300,000